FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5639

PACHOLDER HIGH YIELD FUND, INC.

(Exact name of registrant as specified in charter)

8044 Montgomery Road, Suite 555, Cincinnati, Ohio 45236

(Address of principal executive offices)

James E. Gibson, 8044 Montgomery Rd, Ste 555, Cincinnati, OH 45236

(Name and address of agent for service)

Registrant’s telephone number, including area code: (513) 985-3200

Date of Fiscal year-end: 6/30/2004

Date of reporting period: 7/1/2003 - 6/30/2004

Item 1. Proxy Voting Record

Account Number: PACHOLDER

ISSUER NAME	TICKER	CUSIP	MTG DATE	MTG TYPE
				Proposal Type	Voted?	Vote	For/Agnst Mgmt

Frank’s Nursery & Crafts, Inc.	FNCN	355361106	6/17/04	Annual

1.00 Elect Director Nominee				MGMT	YES	FOR	FOR

Kaiser Group Holdings		483059101	5/5/04	Annual

1.00 Increase Authorized Common Stock				MGMT	YES	FOR	FOR
1.01 Elect Director Nominee Jon B. Bennett				MGMT	YES	FOR	FOR
1.02 Elect Director Nominee John T. Grigsby, Jr				MGMT	YES	FOR	FOR
1.03 Elect Director Nominee James J. Maiwurm				MGMT	YES	FOR	FOR
1.04 Elect Director Nominee Frank E. Williams, Jr.				MGMT	YES	FOR	FOR
2.00 Approve Share Repurchase				MGMT	YES	FOR	FOR
3.00 Amend Stock Option Plan				MGMT	YES	FOR	FOR

Kaiser Group Holdings		483059200	5/5/04	Annual

1.01 Elect Director Nominee Jon B. Bennett				MGMT	YES	FOR	FOR
1.02 Elect Director Nominee John T. Grigsby, Jr				MGMT	YES	FOR	FOR
1.03 Elect Director Nominee James J. Maiwurm				MGMT	YES	FOR	FOR
1.04 Elect Director Nominee Frank E. Williams, Jr				MGMT	YES	FOR	FOR

Metrocall Holdings, Inc	MTOH	59164X204	9/24/03	Annual

1.00 Increase Authorized Common Stock				MGMT	YES	FOR	FOR
1.01 Elect Director Nominee Jon B. Bennett				MGMT	YES	FOR	FOR
1.02 Elect Director Nominee John T. Grigsby, Jr				MGMT	YES	FOR	FOR
1.03 Elect Director Nominee James J. Maiwurm				MGMT	YES	FOR	FOR
1.04 Elect Director Nominee Frank E. Williams, Jr.				MGMT	YES	FOR	FOR
2.00 Approve Share Repurchase				MGMT	YES	FOR	FOR
3.00 Amend Stock Option Plan				MGMT	YES	FOR	FOR

Metrocall Holdings, Inc.	MTOH	59164X105	9/24/03	Annual

1.00 Increase Authorized Common Stock				MGMT	YES	FOR	FOR
2.00 Approve Share Repurchase				MGMT	YES	FOR	FOR
3.00 Amend Stock Option Plan				MGMT	YES	FOR	FOR

Any ballot marked ‘Abstain’ is considered to have been voted. Ballots marked ‘Abstain’ are considered to be have been voted against management’s recommendation, regardless of whether the recommendation is ‘For’ or ‘Against,’ except where management has made no recommendation or has recommended that shareholders ‘Abstain.’

Where management has recommended that shareholders ‘Abstain’ from voting on a ballot item: 1) a ballot market ‘Abstain’ is considered to have been voted for management’s recommendation to ‘Abstain’ and 2) a ballot voted ‘For” or ‘Against’ is considered to have been voted against management’s recommendation to ‘Abstain.’

Where management has made no recommendation on a ballot item, the abbreviation “N/A” is used to denote that there is no applicable recommendation compared to which a vote may be ‘For’ or ‘Against’ the recommendation of management.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

By  /s/  David A. Groshoff

(Signature & Title)    David A. Groshoff

                                    Chief Compliance Officer

Date  8/31/04